SHAREHOLDERS' EQUITY	9 Months Ended
Oct. 02, 2021
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

12.SHAREHOLDERS’ EQUITY

Equity Structure Prior to Reorganization

Prior to the IPO and the Reorganization, the Parent owned 100% of the issued and outstanding common stock of the Company. The capital structure of the Parent consisted of two different classes of limited partnership interests, Class A and Class B units (profits interests). Prior to the Reorganization, none of the Class B units would have been vested for accounting purposes due to the Parent’s $0 Repurchase Right, which applied in the event of a voluntary termination or termination without cause, since it functions as a vesting condition.

Equity Structure Subsequent to the Reorganization

On April 13, 2021, the Company’s certificate of incorporation was amended, which amended and restated certain terms of the certificate of incorporation. Under the amended certificate of incorporation, the Company had authority to issue 500,000,000 shares of common stock, par value $0.0001 per share. On April 12, 2021, the Company’s board of directors declared and on April 13, 2021, the Company effected a 109,673,709-for-one stock split of its issued and outstanding shares of common stock.

As a part of the equity Reorganization, on April 22, 2021, 194,207,115 Class A units converted into 97,187,596 shares of common stock and 26,158,894 Class B units converted into 4,145,987 shares of common stock and 8,340,126 shares of unvested restricted stock. Refer to Note 1 for detail regarding the Company’s Reorganization and conversion of Class A and Class B units to common and restricted shares.

Amendment and Restatement of Certificate of Incorporation

On April 22, 2021, the Company’s certificate of incorporation was further amended and restated to, among other things, increase the authorized shares to 1,000,000,000, of which 900,000,000 are shares of common stock, par value $0.0001 per share and 100,000,000 are shares of preferred stock, par value 0.0001 per share.

As of October 2, 2021 and December 31, 2020, 112,153,832 and 118,854,249 shares of common stock are issued and outstanding for accounting purposes, respectively.